Loss Per Share (Details) - Schedule of Basic and Diluted Loss Per Ordinary Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Loss Per Ordinary Share [Abstract]
Weighted average number of shares outstanding – diluted	25,622,195	24,820,313	23,638,751
Loss per share – diluted	$ (1.08)	$ (0.98)	$ (0.36)